Accounts Receivables, net - Schedule of Accounts Receivable Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Accounts Receivable Allowance Abstract
Balance	$ 189,313	$ 0	$ 0
Addition		(190,786)	0
Write off	0	0	0
Effect of exchange rate difference	(813)	1,473	0
Balance	(28,500)	$ (189,313)	$ 0
Reversal	$ 161,626